Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Cash provided by (used in):
Net income	$ 12,699	$ 9,417
Adjustments to determine net cash flows:
Provision for credit losses(recovery of)	(127)	385
Stock-based compensation	132	343
Income tax provision	4,255	3,781
Interest income	(69,292)	(49,561)
Interest expense	42,724	25,287
Amortization	574	467
Accretion of discount on securities	(83)	(533)
Foreign exchange rate change on assets and liabilities	1,859	10,663
Interest received	66,632	47,368
Interest paid	(39,203)	(15,360)
Income taxes paid	(8,334)	(7,710)
Loans	(131,151)	(241,216)
Deposits	101,830	259,294
Change in other assets and liabilities	(628)	(8,451)
Net cash flows from (used in) operating activities	(18,113)	34,174
Purchase of securities (note 19)	34,614	92,029
Purchase of property and equipment	(16,002)	(25)
Net cash flows from (used in) investing activities	18,612	92,004
Financing:
Purchase and cancellation of common shares	0	(8,321)
Dividends paid	(897)	(910)
Repayment of lease obligations	(177)	(176)
Net cash flows from (used in) financing activities	(1,074)	(9,407)
Change in cash	(575)	116,771
Effect of exchange rate changes on cash	(4,158)	(3,980)
Cash, beginning of the period	132,242	88,581
Cash, end of the period	$ 127,509	$ 201,372